T. ROWE PRICE Dividend Growth Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.1%
COMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
T-Mobile U.S.  1,048,200 171,087
Total Communication Services 171,087
CONSUMER DISCRETIONARY 7.0%
Hotels, Restaurants & Leisure 3.5%
Hilton Worldwide Holdings  1,524,603 325,213
Las Vegas Sands  1,806,745 93,409
Marriott International, Class A  283,153 71,442
McDonald's  810,075 228,401
Yum! Brands  990,861 137,383
855,848
Specialty Retail 3.1%
Home Depot  839,075 321,869
Ross Stores  2,251,484 330,428
Tractor Supply (1) 418,360 109,493
761,790
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B  1,021,799 96,029
96,029
Total Consumer Discretionary 1,713,667
CONSUMER STAPLES 8.7%
Beverages 2.4%
Coca-Cola  4,455,921 272,613
Constellation Brands, Class A  438,555 119,182
PepsiCo  1,164,979 203,883
595,678
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale  180,029 131,894
Dollar General  885,403 138,176
Target  863,500 153,021
Walmart  4,500,564 270,799
693,890
Food Products 1.1%
Mondelez International, Class A  3,809,637 266,675
266,675
Household Products 1.1%
Colgate-Palmolive  3,018,386 271,806
271,806

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products 0.6%
Kenvue  7,116,726 152,725
152,725
Tobacco 0.7%
Philip Morris International  1,867,100 171,064
171,064
Total Consumer Staples 2,151,838
ENERGY 4.8%
Energy Equipment & Services 1.1%
Schlumberger  4,981,600 273,041
273,041
Oil, Gas & Consumable Fuels 3.7%
ConocoPhillips  1,364,200 173,635
EOG Resources  1,422,959 181,911
EQT (1) 4,025,400 149,222
Exxon Mobil  2,909,808 338,236
Williams  2,102,500 81,935
924,939
Total Energy 1,197,980
FINANCIALS 16.2%
Banks 4.0%
Bank of America  7,779,797 295,010
JPMorgan Chase  2,575,148 515,802
Wells Fargo  3,290,906 190,741
1,001,553
Capital Markets 3.1%
Charles Schwab  3,816,146 276,060
Goldman Sachs Group  306,950 128,210
Morgan Stanley  2,505,509 235,919
S&P Global  293,352 124,806
764,995
Consumer Finance 1.1%
American Express  1,215,574 276,774
276,774
Financial Services 2.3%
Visa, Class A  2,005,839 559,790
559,790
Insurance 5.7%
Aon, Class A  259,947 86,749
Chubb  1,909,422 494,789
Hartford Financial Services Group  1,774,170 182,828

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Marsh & McLennan  2,029,885 418,116
Progressive  1,109,538 229,475
1,411,957
Total Financials 4,015,069
HEALTH CARE 16.3%
Biotechnology 1.0%
AbbVie  1,309,201 238,405
238,405
Health Care Equipment & Supplies 2.9%
Becton Dickinson & Company  1,027,292 254,203
GE HealthCare Technologies  1,575,739 143,250
Medtronic  501,855 43,737
Stryker  800,032 286,308
727,498
Health Care Providers & Services 4.7%
Cigna Group  413,535 150,192
Elevance Health  411,333 213,293
McKesson  741,290 397,961
UnitedHealth Group  832,389 411,783
1,173,229
Life Sciences Tools & Services 3.5%
Agilent Technologies  1,464,636 213,119
Danaher  1,049,393 262,055
Thermo Fisher Scientific  677,829 393,961
869,135
Pharmaceuticals 4.2%
AstraZeneca, ADR  3,950,744 267,663
Eli Lilly  589,840 458,872
Johnson & Johnson  767,047 121,339
Zoetis  1,127,521 190,788
1,038,662
Total Health Care 4,046,929
INDUSTRIALS & BUSINESS SERVICES 16.1%
Aerospace & Defense 1.9%
Howmet Aerospace  3,662,471 250,623
Northrop Grumman  460,068 220,216
470,839
Building Products 0.6%
Trane Technologies  526,024 157,912
157,912

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 1.1%
Waste Connections  1,575,072 270,928
270,928
Electrical Equipment 1.0%
Rockwell Automation  301,700 87,894
Schneider Electric (EUR)  756,135 170,945
258,839
Ground Transportation 2.6%
CSX  3,672,900 136,154
JB Hunt Transport Services  504,518 100,525
Old Dominion Freight Line  791,150 173,507
Union Pacific  992,154 244,001
654,187
Industrial Conglomerates 4.8%
General Electric  3,021,432 530,352
Honeywell International  1,493,550 306,551
Roper Technologies  646,557 362,615
1,199,518
Machinery 2.1%
Cummins  357,899 105,455
Illinois Tool Works  368,890 98,984
Otis Worldwide  1,156,073 114,763
Stanley Black & Decker  1,234,594 120,904
Toro (1) 822,400 75,357
515,463
Professional Services 2.0%
Automatic Data Processing  505,300 126,193
Broadridge Financial Solutions  1,347,466 276,042
Equifax  364,010 97,380
499,615
Total Industrials & Business Services 4,027,301
INFORMATION TECHNOLOGY 19.3%
Electronic Equipment, Instruments & Components 2.1%
Amphenol, Class A  2,719,428 313,686
TE Connectivity  1,437,864 208,835
522,521
IT Services 1.8%
Accenture, Class A  1,291,590 447,678
447,678
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices  842,100 166,559

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Applied Materials  1,492,591 307,817
KLA  495,164 345,907
Microchip Technology  2,010,409 180,354
QUALCOMM  718,148 121,582
Texas Instruments  662,288 115,377
1,237,596
Software 6.8%
Microsoft  4,010,805 1,687,426
1,687,426
Technology Hardware, Storage & Peripherals 3.6%
Apple  5,196,839 891,154
891,154
Total Information Technology 4,786,375
MATERIALS 3.5%
Chemicals 2.4%
Linde  706,821 328,191
RPM International  573,446 68,212
Sherwin-Williams  549,789 190,958
587,361
Containers & Packaging 1.1%
Avery Dennison  911,130 203,410
Ball  974,051 65,612
269,022
Total Materials 856,383
REAL ESTATE 2.2%
Industrial Real Estate Investment Trusts 0.4%
Rexford Industrial Realty, REIT  1,747,101 87,879
87,879
Residential Real Estate Investment Trusts 1.0%
Equity Residential, REIT  3,731,690 235,507
235,507
Specialized Real Estate Investment Trusts 0.8%
American Tower, REIT  1,010,985 199,760
199,760
Total Real Estate 523,146
UTILITIES 2.3%
Electric Utilities 0.4%
NextEra Energy  1,359,578 86,891
86,891

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Gas Utilities 0.5%
Atmos Energy  940,683 111,819
111,819
Multi-Utilities 1.4%
Ameren  2,362,715 174,746
CMS Energy  2,380,741 143,654
WEC Energy Group  430,531 35,355
353,755
Total Utilities 552,465
Total Common Stocks (Cost $11,988,830) 24,042,240
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  358,267 35,632
Total Consumer Discretionary 35,632
Total Preferred Stocks (Cost $28,867) 35,632
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 5.39% (2)(3) 659,586,140 659,586
Total Short-Term Investments (Cost $659,586) 659,586
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (2)(3) 11,712,217 11,712
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 11,712
Total Securities Lending Collateral (Cost $11,712) 11,712
Total Investments in Securities 99.9%
(Cost $12,688,995) $ 24,749,170
Other Assets Less Liabilities 0.1% 24,155
Net Assets 100.0% $ 24,773,325

T. ROWE PRICE Dividend Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2024.
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 8,900++
Totals $ —# $ — $ 8,900+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 776,993  ¤  ¤ $ 671,298
Total $ 671,298^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8,900 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $671,298.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Dividend Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Dividend Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,871,295 $ 170,945 $ — $ 24,042,240
Preferred Stocks — 35,632 — 35,632
Short-Term Investments 659,586 — — 659,586
Securities Lending Collateral 11,712 — — 11,712
Total $ 24,542,593 $ 206,577 $ — $ 24,749,170

T. ROWE PRICE Dividend Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F58-054Q1 03/24